Share-Based Payments - Summary of Weighted Average Estimated Fair Values and Inputs into Black-Scholes Model (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Fair value	£ 2.31	£ 1.88
Weighted average share price	£ 8.30	£ 7.49
Weighted average exercise price	£ 6.77	£ 5.80
Expected volatility	32.07%	35.78%
Expected life	3 years 8 months 12 days	3 years 8 months 12 days
Risk-free rate	0.66%	0.87%
Expected dividend yield	2.11%	5.21%
Forfeiture rate	3.20%	3.20%